Investments in Joint Ventures and Associates - Summary of Materials (Detail)	12 Months Ended
Dec. 31, 2018
Penguin Random House Ltd [member]
Disclosure of associates [line items]
Name of Associates	Penguin Random House Ltd
Principal place of business	UK/Global
Ownership interest	25.00%
Measurement method	Equity
Penguin Random House LLC [member]
Disclosure of associates [line items]
Name of Associates	Penguin Random House LLC
Principal place of business	US
Ownership interest	25.00%
Measurement method	Equity